Borrowed funds (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Borrowed Funds [Line Items]
Reverse Repurchase Agreement	$ 5,000,000	$ 5,000,000
FHLB advances	84,450,067	47,000,000
Debt and Capital Lease Obligations	$ 89,450,067	$ 52,000,000